UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-22137

Exact name of registrant as specified in charter:
                                           Oppenheimer Master Loan Fund, LLC

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22137
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Master Loan Fund, LLC









====================== Oppenheimer Master Loan Fund, LLC =======================


NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: MAR 04, 2013   Meeting Type: Annual
Record Date:  FEB 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director H.C Charles Diao         For       For          Management
2     Elect Director Soo Kim                  For       For          Management
3     Elect Director Howard Schrott           For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas J. Sullivan       For       For          Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Master Loan Fund, LLC

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  August 30, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact